REVENUE (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) customer	Dec. 31, 2023 USD ($)
REVENUE
Gold	$ 330,929	$ 230,955
Silver	12,989	2,688
Revenue	343,918	233,643
Revenue	$ 343,918	233,643
Number of customer | customer	2
Percentage of revenue	86.00%
Customer A
REVENUE
Revenue	$ 27,713	54,707
Customer B
REVENUE
Revenue	139,981	70,072
Customer C
REVENUE
Revenue	156,147	97,334
Others
REVENUE
Revenue	$ 20,077	$ 11,530